Equity - Allotted and fully paid share capital (Details) - GBP (£) £ in Millions, shares in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reserves within equity [abstract]
Number of shares (in shares)	2,559	2,562	2,601
Nominal value	£ 741	£ 742	£ 753